CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 441,858	$ 60,500	¥ 494,965
Restricted cash	11,300	1,549	2,652
Accounts receivable, net	1,082	148	1,557
Prepayments and other current assets	35,106	4,810	33,914
Total current assets	489,351	67,041	533,088
Non-current assets:
Property, equipment and leasehold improvement, net	16,491	2,259	17,288
Intangible assets, net	1,176	161	1,390
Right-of-use assets, net	12,692	1,739	13,990
Other non-current assets	1,730	237	818
Total non-current assets	32,089	4,396	33,486
TOTAL ASSETS	521,440	71,437	566,574
Current liabilities:
Accounts payable	39,379	5,395	43,184
Deferred revenue	30,960	4,242	29,248
Salary and welfare payable	131,186	17,972	136,869
Taxes payable	7,267	996	4,463
Short-term loans	7,188	985
Lease liabilities due within one year	8,240	1,129	10,351
Accrued expenses and other current liabilities	78,491	10,752	48,510
Total current liabilities	302,711	41,471	272,625
Non-current liabilities:
Lease liabilities	4,424	606	3,936
Total non-current liabilities	4,424	606	3,936
TOTAL LIABILITIES	307,135	42,077	276,561
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS' EQUITY
Treasury stock	(10,182)	(1,395)	(958)
Additional paid in capital	2,703,147	370,330	2,688,450
Statutory reserves	2,605	357	1,642
Accumulated deficit	(2,490,809)	(341,239)	(2,408,307)
Accumulated other comprehensive income	29,803	4,083	17,923
TOTAL Sound Group Inc.'s SHAREHOLDERS' EQUITY	235,289	32,235	299,475
Non-controlling interests	(20,984)	(2,875)	(9,462)
TOTAL SHAREHOLDERS' EQUITY	214,305	29,360	290,013
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	521,440	71,437	566,574
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	557	76	557
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 168	$ 23	¥ 168